Fair Value Measurements - Narrative (Details) - Measured at fair value on a recurring basis - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative assets	$ 6
Equity investments	5
Derivative liabilities	48
Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative assets	6
Derivative liabilities	48	$ 1
Level 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity investments	$ 5	$ 6